Vessels and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2014
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and Other Fixed Assets, Net
5.      Vessels and other fixed assets, net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2013	2014
Cost
Vessels	$481,086	$1,541,538
Fair value adjustment	-	100,065
Other fixed assets	1,083	1,683
Total cost	482,169	1,643,286
Accumulated depreciation	(155,495)	(201,435)
Vessels and other fixed assets, net	$326,674	$1,441,851

Vessels acquired / disposed during the year ended December 31, 2012
On February 22, 2012, the Company entered into an agreement with a third party in order to sell the vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less an address commission of 3% and a brokerage commission of 2%. The vessel was delivered to its purchasers on March 9, 2012. The net carrying amount of Star Ypsilon as of the date of its delivery was $11,152 and the resulting loss of $3,190 is included under "Loss on sale of vessel" in the accompanying consolidated statements of operations.

No vessel acquisitions took place during the year ended December, 31, 2012.
Vessels acquired / disposed during the year ended December 31, 2013
On March 14, 2013, the Company entered into an agreement with a third party to sell the Star Sigma for a contracted price of $9,044 less an address commission of 3% and a brokerage commission of 1%. The vessel was delivered to its buyers on April 10, 2013. The net carrying amount of Star Sigma as of the date of its delivery was $8,354, and the resulting loss of $87 is included under "Loss on sale of vessel" in the accompanying consolidated statements of operations.

On November 5, 2013, the Company entered into two agreements to acquire from two unaffiliated third parties, one 61,462 dwt Ultramax vessel, Star Challenger, built 2012 and one 61,455 dwt Ultramax vessel, Star Fighter, built 2013, for approximately $28,760 each vessel. The vessels were delivered to the Company on December 12, 2013 and December 30, 2013, respectively. In connection with the acquisition of these vessels, the Company capitalized an amount equal to 1% brokerage commission for each vessel.
Vessels acquired / disposed during the year ended December 31, 2014

On January 24, 2014, the Company entered into two agreements to acquire from Glocal Maritime Ltd, or “Glocal”, an unaffiliated third party, two 98,000 dwt Post-Panamax vessels, Star Vega and Star Sirius, built 2011, for an aggregate purchase price of $60,000. The vessels Star Vega and Star Sirius, were delivered to the Company on February 13, 2014 and March 7, 2014, respectively. The vessels, upon their delivery, were chartered back to Glocal for a daily rate of $15 less brokerage commission of 1.25% at least until June 2016.

Following the completion of the Merger and the Pappas Transaction discussed in Note 1, the Company became the owner of 13 operating vessels (refer to relevant table in Note 1), the fair value of which following the purchase price allocation was estimated at $426,000 (based on Level 2 inputs of the fair value hierarchy). In addition, on July 22, 2014 and on September 19, 2014, the Company took delivery of the vessels Peloreus and Leviathan, two Capesize vessels with a capacity of 182,000 dwt each, built by the Japan Marine United Corporation, or JMU shipyard. The newbuilding contracts for those vessels had been acquired by the Company as part of the Merger. The delivery installment payment of $34,625 for each vessel was partially financed by $32,500 drawn for each vessel under a loan facility with Deutsche Bank AG (Note 9), and the remaining amount of $2,125, for each vessel, was financed by existing cash.
In addition to the fair value adjustment recognized as part of the Merger and the Pappas Transaction, as further discussed in Note 1, following the delivery of the vessels Peloreus and Leviathan, an amount of $20,600 representing the fair value adjustment (increase) relating to these vessels was transferred from “Advances for vessels under construction and acquisition of vessels” to “Vessels and other fixed assets, net”.
Pursuant to the Excel Transactions discussed in Note 1, as of December 31, 2014, 28 out of the 34 Excel Vessels had been transferred to the Company, for an aggregate consideration of 25,659,425 common shares (based on Level 1 inputs of the fair value hierarchy) and $248,751 in cash, or a total cost of $501,535, including time charters attached (Note 7). The Company used cash on hand, together with borrowings under the Excel Vessel Bridge Facility, the Citi Facility, the Excel Vessel CiT Facility, the DNB $120,000 Facility and the DVB $24,750 Facility, to pay the cash consideration for the Excel Vessels, as further discussed in Note 9.
As further discussed in Note 3, on November 11, 2014, the Company entered into two separate agreements with Heron to acquire the vessels ABYO Gwyneth (renamed Star Gwyneth) and ABYO Angelina (renamed Star Angelina), which were delivered to the Company on December 5, 2014. The cost for the acquisition of these vessels was determined based on the fair value of the 2,115,706 common shares issued on July 11, 2014, in connection with the Heron Transaction, of $25,080 (Level 1) and the amount of $25,000 financed by the Heron Vessels Facility (Note 9), according to the provisions of the Merger Agreement with respect to these acquisitions, as further discussed in Note 17.2.
On December 17, 2014, the Company entered into an agreement with a third party to sell the vessel Star Kim, one of the Excel Vessels, at market terms which also approximated the vessel's net book value. The vessel did not meet the 'held-for-sale' classification criteria as of December 31, 2014, as she was not considered available for immediate sale in her present condition. The vessel was delivered to her new owner on January 21, 2015 (Note 20). As of December 31, 2014, the Company had received an advance payment from the buyers amounting to $1,100, which is included under “Advances from sale of vessel” in the accompanying consolidated balance sheet as of December 31, 2014.
Impairment Analysis
The Company's impairment analysis for 2012, indicated that the carrying values of the entire Supramax fleet and Star Sigma were not recoverable, and after comparing the vessels' fair values to their carrying values, an impairment loss amounting to $303,219 was recognized under "Vessel impairment loss" in the accompanying consolidated statements of operations for the year ended December 31, 2012. This analysis for the year ended December 31, 2013 and 2014, indicated that the carrying amount of the Company's vessels was recoverable and therefore the Company concluded that no impairment charge was necessary (Note 19).